Trade and Other Payables	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Trade and Other Payables

Note 7 – TRADE AND OTHER PAYABLES

As of March 31, 2021 and December 31, 2020, trade and other payables consist of the following:

	March 31, 2021	December 31, 2020
Accounts payable and accrued expenses	$947,285	$1,519,379
Accrued interest	97,852	148,682
Other liabilities	17,034	118,252
Total payables	$1,062,171	$1,786,313

Note 7 – TRADE AND OTHER PAYABLES

As of December 31, 2020, and 2019, trade and other payables consist of the following:

	December 31, 2020	December 31, 2019
Accounts payable and accrued expenses	$1,519,379	$1,334,685
Accrued interest	148,682	992,755
Other liabilities	118,252	17,893
Total trade and other payables	$1,786,313	$2,345,333